Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

Additional Transaction with Investors of Sarborg Limited

On July 30, 2026, the Company entered into a Securities Purchase Agreement with shareholders of Sarborg. The investors of Sarborg agreed to sell to the Company, and the Company agreed to acquire from the shareholders of Sarborg, an aggregate of 270 shares of Sarborg, representing approximately 4.76% of the outstanding shares of Sarborg.

As consideration for the purchase, the Company has agreed to issue to the shareholders of Sarborg, in the aggregate: pre-funded warrants to purchase up to 12,131,770 shares of the Company’s Common Stock.

The pre-funded warrants portion of the consideration transferred have an exercise price of $0.001 per share, subject to adjustment as set forth therein and may not be exercised until such time as the Company obtains the requisite approval from its stockholders in accordance with applicable Nasdaq rules and requirements, including approval for the issuance of the pre-funded warrant shares upon exercise of the pre-funded warrants, as a whole and in the aggregate, in excess of 19.99% of the Common Stock or the voting power that was outstanding on the date of the Securities Purchase Agreement.

Variation Agreement with NJS Foresight Bio-Advisory

On July 30, 2026, the Company agreed to a variation of the previous agreement with NJS Foresight Bio-Advisory (“NJS”) to compensate NJS with an additional $0.1 million, payable with 33,582 shares of the Company’s Common Stock for services performed to date. All shares are fully vested, fully paid and nonassessable upon issuance.

Variation Agreement with Thesprogen

On July 30, 2026, the Company agreed to a variation of the previous agreement with Thesprogen to compensate Thesprogen with an additional $0.1 million, payable with 33,582 shares of the Company’s Common Stock for services performed to date. All shares are fully vested, fully paid and nonassessable upon issuance.

Amendment to Letter Agreement with Maxim Group LLC

On July 29, 2026, the Company and Maxim entered into an amendment to the original agreement dated February 6, 2026. The amendment updated the first sentence of section 3(b) of the original agreement which stated the Company will issue Maxim or its designees 13,000 shares of the Company’s Common Stock is replaced with the Company will issue Maxim or its designees 25,000 shares of the Company’s Common Stock.

Consulting Agreement with EX-ANIMO LTD

On July 24, 2026, the Company and EX-ANIMO Ltd (“EX-ANIMO”) entered into a consulting agreement. The Company agreed to issue $0.1 million of the Company’s Common Stock, totaling 32,110 shares, in exchange for consulting services to be rendered.

Shares Issued for Legal Services

On July 30, 2026, the Company issued 31,373 shares of the Company’s Common Stock for to a legal service provider for services rendered during July 2026.

20. Subsequent Events

Equity Purchase Agreement

On January 16, 2026, the Company entered into a directed stock purchase agreement with an institutional investor relating to an equity line of credit facility (the “ELOC”). Pursuant to the directed stock purchase agreement. the Company will have the right from time to time at its option to sell to the purchaser up to $25 million of the Company’s Common Stock, par value $0.0001 per share.

The Purchase Agreement is subject to certain customary conditions and limitations, including that (i) the Purchaser shall not be obligated to purchase or acquire and shares of Common Stock that would result in its beneficial ownership exceeding 9.99% of the Company’s then-outstanding voting power and (ii) the Purchaser shall not be obligated to purchase shares of Common Stock if the volume weighted average price for the Common Stock on an advance notice date is less than a floor price of $337.50. On each six-month anniversary, the floor price will adjust to the lower of the Nasdaq Official Closing Price for the day prior to the relevant adjustment date, and the average of the Nasdaq Official Closing Price for the five-day period prior to the relevant adjustment date.

On March 3, 2026, the Company and the institutional investor entered into an amendment to the ELOC. The amendment updated the definition of the regular price floor from the minimum price as of the date of this agreement to $150.00 where applicable within the ELOC. No consideration was payable as a result of the amendment.

Senior Secured Convertible Promissory Note

On March 3, 2026, the Company entered into a securities purchase agreement with an institutional investor. Pursuant to the terms of the ELOC, the Company issued a senior secured convertible Promissory Note with a total principal amount of up to $0.6 million (the “Note”). The Note bears interest at an annual rate of 10% and matures on July 3, 2026. The Company and the institutional investor may mutually agree to extend the maturity date by a period of two months.

Transactions with Investors of Sarborg Limited

On February 19, 2026, the Company entered into a Securities Purchase Agreement with all of the stockholders of Sarborg. The investors of Corvus agreed to sell to the Company, and the Company agreed to acquire from the investors, an aggregate of 1,020 shares of Sarborg, representing approximately 20% of the outstanding common stock of Sarborg.

As consideration for the purchase, the Company has agreed to issue to the investors, in the aggregate: (i) 2,392 shares of the Company’s Common Stock, par value $0.0001 per share and (ii) pre-funded warrants (to purchase up to 439,915 shares of Common Stock. In addition, the Company has agreed to pay Sarborg cash consideration of $8 million, with the cash portion of the consideration deferred until such time as the Company raises no less than $20 million through the use of an at-the-market facility program.

The pre-funded warrants portion of the consideration transferred have an exercise price of $0.025 per share, subject to adjustment as set forth therein and may not be exercised until such time as the Company obtains the requisite approval from its stockholders in accordance with applicable Nasdaq rules and requirements, including approval for the issuance of the pre-funded warrant shares upon exercise of the pre-funded warrants, as a whole and in the aggregate, in excess of 19.99% of the Common Stock or the voting power that was outstanding on the date of the Securities Purchase Agreement. On March 19, 2026, all 439,915 of the pre-funded warrants were exercised through a cashless exercise into 439,821 shares of the Company’s Common Stock.

Conversions of the A.G.P Convertible Note

Subsequent to December 31, 2025, the holder of the A.G.P. Convertible Note converted $1.3 million of principal and interest into 16,174 shares of the Company’s Common Stock.

Addendum to Consulting Agreement with NJS Foresight Bio-Advisory, LLC

On February 23, 2026, the Company and NJS entered into an addendum to the NJS Agreement to extend the term of the NJS Agreement an additional twelve months from its initial termination date, December 29, 2026, to December 29, 2027, unless terminated earlier in accordance with the terms of the NJS Agreement. As consideration for entering into the addendum, the Company paid an additional one-time fixed retainer of $0.2 million in the form of 799 shares of the Company’s Common Stock, with a fair value of $187.70 per share, the closing price of the Company’s Common Stock on February 20, 2026, the day prior to the date of the addendum.

Addendum to Consulting Agreement with Thesprogen, PC Conversions

On February 24, 2026, the Company and Thesprogen entered into an addendum to the Thesprogen Agreement to extend the term of the Thesprogen Agreement an additional twelve months from its initial termination date, June 28, 2026, to June 28, 2027, unless terminated earlier in accordance with the terms of the Thesprogen Agreement. As consideration for entering into the addendum, the Company paid an additional one-time fixed retainer of $0.2 million in the form of 1,367 shares of the Company’s Common Stock, with a fair value of $179.30 per share, the closing price of the Company’s Common Stock on February 23, 2023, the day prior to the date of the addendum.

Agreement with Maxim Group LLC

On February 6, 2026 The Company and Maxim entered into an agreement to provide general financial advisory and investment banking services to the Company. As Consideration to the agreement, the Company issued to Maxim 520 shares of the Company’s Common Stock, with a fair value of $252.50 per share, the closing price of the Company’s Common Stock on February 5, 2026, the day prior to the date of the addendum.

Second Additional Agreement with Sarborg

On January 2, 2026, the Company and Sarborg entered into the Second Additional Agreement. The Second Additional Agreement has a term of six weeks and can be renewed upon the mutual written agreement of both parties. Total consideration payable from the Company to Sarborg totals $0.4 million, with $0.2 million due, and paid, upon execution of the Second Additional Agreement and the remaining balance due as mutually agreed by the parties.

Subsequent Events (Unaudited)

The accompanying financial statements as of and for the year ended December 31, 2025 were originally issued on April 15, 2026, and are unchanged, other than the effect of the reverse share split in July, from that issuance. In connection with the reissuance of these financial statements in this Registration Statement, the Company has evaluated events occurring through September 8, 2026 for the purpose of this note. The disclosures in this note reflect events identified during that additional evaluation period and have not been audited.

Conversions of the A.G.P Convertible Note

Subsequent to the issuance of the December 31, 2025 financial statements, the holder of the A.G.P. Convertible Note converted the remaining outstanding principal and interest, totalling $2.5 million, into 113,740 shares of the Company’s Common Stock and the A.G.P. Convertible Note was considered repaid in full.